Other non-current assets - Summary of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 70	€ 65	€ 37
Interest in net assets of associates	24	19	€ 23
Long-term trade and other receivables	394	520
Other non-current assets	423	338
Total other non-current assets	€ 911	€ 942